Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 750,748	$ 194,646	$ 221,991	$ 248,360	$ (1,686)	$ 78,029		$ 9,408
Balance (in shares) at Dec. 31, 2009		77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			2,053
Transfer to contributed surplus			0
Gain on sale of shares in subsidiary			201
Transfer from additional paid in capital				0
Other comprehensive income (loss)	2,150				(2,150)
Net (loss) income	164,004					161,407		2,597
Cash dividends						(155,718)
Net liabilities assumed on purchase of noncontrolling interest								(101)
Balance at Dec. 31, 2010	759,037	194,646	224,245	248,360	(3,836)	83,718	747,133	11,904
Balance (in shares) at Dec. 31, 2010		77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			1,524
Transfer to contributed surplus			0
Gain on sale of shares in subsidiary			0
Transfer from additional paid in capital				0
Other comprehensive income (loss)	943				(943)
Net (loss) income	(529,010)					(529,601)		591
Cash dividends						(17,129)
Net liabilities assumed on purchase of noncontrolling interest								0
Balance at Dec. 31, 2011	213,479	194,646	225,769	248,360	(4,779)	(463,012)	200,984	12,495
Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			821
Transfer to contributed surplus			(225,769)
Gain on sale of shares in subsidiary			0
Transfer from additional paid in capital				225,769
Other comprehensive income (loss)	(624)				624
Net (loss) income	(83,775)					(82,754)		(1,021)
Cash dividends						0
Net liabilities assumed on purchase of noncontrolling interest								0
Balance at Dec. 31, 2012	$ 131,149	$ 194,646	$ 821	$ 474,129	$ (4,155)	$ (545,766)	$ 119,675	$ 11,474
Balance (in shares) at Dec. 31, 2012	77,858,502	77,858,502